Segment Data - Summary of Segment Operating Profit Measures by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Sales And Operating Profit Information [Line Items]
Net Sales	$ 8,231.5	$ 7,678.6	$ 7,394.2
Cost of products sold, excluding intangible asset amortization	2,493.7	2,191.2	2,083.8
Selling, general and administrative	3,257.2	2,929.8	2,838.9
Research and development	458.5	437.4	458.7
Segment profit	1,098.1	1,285.7	1,277.7
Corporate items	1,442.1	1,344.3	1,196.4
Intangible asset amortization	665.9	591.9	561.5
Other income (expense), net	(25.5)	31.1	9.3
Interest expense, net	292.8	218.0	201.2
Earnings before income taxes	830.8	1,036.6	1,067.3
Operating Segments [Member]
Net Sales And Operating Profit Information [Line Items]
Net Sales	8,231.5	7,678.6	7,394.2
Segment profit	3,206.1	3,221.9	3,035.6
Operating Segments [Member] | Americas [Member]
Net Sales And Operating Profit Information [Line Items]
Net Sales	5,191.1	4,804.9	4,633.6
Cost of products sold, excluding intangible asset amortization	1,146.3	986.7	972.1
Selling, general and administrative	1,561.0	1,382.5	1,328.4
Research and development	295.4	267.7	274.4
Segment profit	2,188.4	2,167.9	2,058.7
Operating Segments [Member] | EMEA [Member]
Net Sales And Operating Profit Information [Line Items]
Net Sales	1,799.2	1,686.3	1,587.8
Cost of products sold, excluding intangible asset amortization	672.0	585.8	539.2
Selling, general and administrative	535.6	497.8	498.8
Research and development	7.7	7.8	6.9
Segment profit	583.9	594.9	543.0
Operating Segments [Member] | Asia Pacific [Member]
Net Sales And Operating Profit Information [Line Items]
Net Sales	1,241.2	1,187.4	1,172.8
Cost of products sold, excluding intangible asset amortization	434.1	373.1	360.8
Selling, general and administrative	359.2	342.0	362.5
Research and development	14.1	13.3	15.6
Segment profit	$ 433.8	$ 459.1	$ 433.9